Going Concern and Management's Liquidity Plans (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 02, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Going Concern and Management's Liquidity Plans (Details) [Line Items]
Cash		$ 1,082		$ 1,082		$ 1,485	$ 1,120
Working capital deficit		17,539,723		17,539,723		37,623,852
Net loss available to common stockholders		$ (523,741)	$ 64,679,222	(23,934,774)	$ (142,405,892)	(111,623,487)	(110,263,157)
Net cash in operating activities				(390,269)	(717,062)	(1,037,843)	$ (1,797,227)
Proceeds from issuance of convertible notes						637,000
Issuance of non-convertible notes				200,000		132,911
Proceeds preferred shares	$ 5,585,594
Net cash in operating activities				390,269
Common Stock [Member]
Going Concern and Management's Liquidity Plans (Details) [Line Items]
Net cash in operating activities				23,934,774
Net cash in operating activities					$ (69)	(69)
Series X Preferred Shares [Member]
Going Concern and Management's Liquidity Plans (Details) [Line Items]
Proceeds preferred shares				$ 357,053		$ 321,000